Funds Held - Directly Managed (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Funds Held-Directly Managed [Abstract]
Funds held directly managed investments carried at fair value	$ 300,445	$ 353,995